INCOME TAXES	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

8. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, Digital Currency X is not subject to tax on income or capital gain. Additionally, upon payments of dividends to shareholders, no Cayman Islands withholding tax will be imposed.

United States

Under the current laws of the United States, both Jupiter Wellness Acquisition Corp. (incorporated in Delaware) and NexFi Inc (incorporated in Wyoming) are subject to U.S. federal corporate income tax at a rate of 21% on their worldwide income. Jupiter Wellness Acquisition Corp. may also incur Delaware state corporate income tax at an approximate rate of 8.7% on taxable income allocated to Delaware. Wyoming imposes no state-level corporate income tax on NexFi Inc, though each company may be subject to state income taxes in other U.S. jurisdictions where they conduct business. No withholding tax is generally imposed on dividend payments made by U.S. corporations to non-U.S. shareholders, unless certain exceptions apply under U.S. tax rules.

Valuation Allowance for United States Deferred Tax Assets

In assessing the realizability of deferred tax assets attributable to United States NOLs generated by JWAC and NexFi Inc management considers whether it is more-likely-than-not that such assets will be realized. The ability to realize the United States NOLs is dependent solely on the generation of future taxable income by United States subsidiaries within the carryforward periods. Profits of the Parent Company in the Cayman Islands are not subject to United States income tax and cannot be used to offset United States taxable income or United States NOLs.

The Company did not record income tax expense for the periods presented primarily due to the absence of taxable profits in jurisdiction with operating losses, resulting in no recognition of tax benefits, as well as income generated in non-taxable jurisdictions.

Significant components of deferred tax assets were as follows:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Deferred tax assets
Net operating loss carryforward in the United States	69,427	261
Valuation allowance	(69,427)	(261)
Net deferred tax asset	-	-